Inventory (Details) - USD ($)	Nov. 30, 2025	May 31, 2025	May 31, 2024
Inventory
Carbon Credit Inventory	$ 441,291	$ 99,644	$ 316,738
Total Inventory	1,492,692	99,644	$ 316,738
Project - work in progress	$ 1,051,401	$ 0